Income Taxes - Schedule of Components of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current:
U.S. Federal	$ 0	$ 0
U.S. State	2,425	5,166
Non-U.S.	(15,910)	15,910
Current Income Tax	(13,485)	21,076
Deferred:
U.S. Federal	0	0
U.S. State	0	0
Non-U.S.	0	0
Deferred Income Tax	0	0
Total income tax benefit (expense)	$ (13,485)	$ 21,076